Fees Summary	Aug. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,797,900
Previously Paid Amount	0.00
Total Fee Amount	1,629.29
Total Offset Amount	0.00
Net Fee	1,629.29
Narrative - Max Aggregate Offering Price	$ 11,797,900
Final Prospectus	true